Share Capital and Other Reserves - Schedule of Activity Related to the Warrants (Details) - Warrants [member] - USD ($)			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Activity Related to the Warrants [Line Items]
Shares, Outstanding ending balance	248,500	105,350	248,500	210,350
Weighted Average Exercise Price, Outstanding ending balance	$ 3	$ 1	$ 3	$ 3
Shares, Exercisable	248,500		248,500
Weighted Average Exercise Price, Exercisable	$ 3.3		$ 3.3
Weighted Average Remaining Contractual Life in Years, Exercisable			3 years 2 months 12 days
Aggregate Intrinsic Value, Exercisable	$ 0		$ 0
Shares, Granted	38,150	105,000
Weighted Average Exercise Price, Granted	$ 5	$ 5